Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Expense
a)	Income tax expense (in thousands)

	2017	2018	2019
Current tax:
Corporate tax	$805	$2,208	$15,676
Prior year adjustments	132	(50)	(1,652)
Total current tax	937	2,158	14,024
Total deferred tax	(767)	-	(12,862)
Income tax expense	$170	$2,158	$1,162

Summary of Reconciliation of Income Tax Expense to Tax Payable

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profit of the consolidated entities as follows (in thousands):

	2017	2018	2019
Loss before tax	$(112,105)	$(153,417)	$(372,526)
Tax at the UK tax rate of 19.00% (2018: 19.00%, 2017: 19.25%)	(21,580)	(29,149)	(70,780)
Tax effects of:
Sundry temporary differences	(599)	-	-
Sundry permanent differences	1,965	4,355	1,895
Entertaining	27	37	29
Loss utilisation	(85)	(334)	(1,126)
Share based payment	1,518	3,195	8,123
R&D and Investment Tax Credit	-	-	(1,826)
Release of deferred tax liabilities on acquisition	-	-	(12,853)
Deferred tax on timing differences	-	-	(9)
Taxes paid overseas and rate difference	(144)	(599)	3,853
Foreign exchange rate differences	192	(6)	-
Prior year adjustments	132	(50)	(1,652)
Unrecognized deferred tax asset arising from timing differences relating to:
Share based payment	2,204	(7,522)	13,305
Non-current assets	463	361	1,624
Accrued bonus and other expenses	-	-	(215)
Losses carried forward	16,077	31,870	60,794
Income tax expense	$170	$2,158	$1,162